PORTFOLIO OF INVESTMENTS
as of January 31, 2024 (Unaudited)
1
Voya International High
Dividend Low Volatility Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 97.9%
Australia : 7.9%
888
Ampol Ltd.
$ 21,003
0.6
2,318
ANZ Group Holdings Ltd.
40,900
1.2
5,544
Aurizon Holdings Ltd.
13,666
0.4
1,721
BHP Group Ltd. - Class DI
52,653
1.5
2,078
Brambles Ltd.
19,813
0.6
211
Computershare Ltd.
3,495
0.1
2,747  Insurance Australia Group
Ltd.
10,783
0.3
7,629
Medibank Pvt Ltd.
19,100
0.6
1,841  QBE Insurance Group
Ltd.
18,956
0.6
119
Rio Tinto Ltd.
10,240
0.3
5,197
Santos Ltd.
26,265
0.8
1,769
Suncorp Group Ltd.
16,283
0.5
5,006
Telstra Group Ltd.
13,203
0.4
266,360
7.9
Austria : 0.3%
237
Erste Group Bank AG
10,209
0.3
Belgium : 0.2%
53
Solvay SA
1,449
0.0
58
(1)
Syensqo SA
5,171
0.2
6,620
0.2
Denmark : 1.2%
936
Danske Bank A/S
25,133
0.8
670
Tryg A/S
14,321
0.4
39,454
1.2
Finland : 1.1%
247
Elisa Oyj
11,254
0.3
916
Nordea Bank Abp
11,287
0.3
330
Orion Oyj - Class B
15,192
0.5
37,733
1.1
France : 7.6%
24
Air Liquide SA
4,491
0.1
227
AXA SA
7,619
0.2
452
Bouygues SA
16,558
0.5
229
Bureau Veritas SA
6,091
0.2
1,211
Credit Agricole SA
17,347
0.5
508
Danone SA
33,845
1.0
41
Dassault Aviation SA
7,766
0.2
131
Eiffage SA
13,707
0.4
937
Engie SA
14,966
0.5
889
Getlink SE
15,318
0.5
2,198
Orange SA
26,138
0.8
680
Sanofi
68,099
2.0
137
Thales SA
20,037
0.6
28
Vinci SA
3,537
0.1
255,519
7.6
Germany : 6.2%
253
Allianz SE
67,595
2.0
415
BASF SE
19,838
0.6
275  Bayerische Motoren
Werke AG
28,614
0.8
1,084  Deutsche Telekom AG,
Reg
26,610
0.8
1,042
Evonik Industries AG
19,169
0.6
19
Hannover Rueck SE
4,555
0.1
298
Mercedes-Benz Group AG
20,119
0.6
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Germany (continued)
45  Muenchener
Rueckversicherungs-
Gesellschaft AG in
Muenchen
$ 19,157
0.6
68
(2)
Scout24 SE
5,007
0.1
210,664
6.2
Hong Kong : 3.8%
8,000  BOC Hong Kong Holdings
Ltd.
19,174
0.6
2,500
CK Asset Holdings Ltd.
11,281
0.3
1,000
CLP Holdings Ltd.
7,954
0.2
7,000
Hang Lung Properties Ltd.
8,127
0.2
300
Hang Seng Bank Ltd.
3,123
0.1
8,000  HKT Trust & HKT Ltd. -
Stapled Security
9,610
0.3
1,900  Hongkong Land Holdings
Ltd.
5,931
0.2
400  Jardine Matheson
Holdings Ltd.
16,114
0.5
1,500
MTR Corp. Ltd.
4,880
0.1
13,000  New World Development
Co. Ltd.
15,934
0.5
2,000  Power Assets Holdings
Ltd.
11,710
0.3
6,000
Sino Land Co. Ltd.
6,267
0.2
6,000  SITC International
Holdings Co. Ltd.
9,104
0.3
129,209
3.8
Ireland : 0.7%
2,114  Bank of Ireland Group
PLC
19,440
0.6
43
DCC PLC
3,126
0.1
22,566
0.7
Israel : 0.6%
372
Bank Hapoalim BM
3,165
0.1
429
Bank Leumi Le-Israel BM
3,258
0.1
74
Elbit Systems Ltd.
15,265
0.4
21,688
0.6
Italy : 6.7%
742  Assicurazioni Generali
SpA
16,552
0.5
890
Banco BPM SpA
4,802
0.1
2,035
Eni SpA
32,440
1.0
13,999
Intesa Sanpaolo SpA
43,135
1.3
1,357
Leonardo SpA
23,685
0.7
1,861  Mediobanca Banca di
Credito Finanziario SpA
24,647
0.7
1,701
(2)
Poste Italiane SpA
18,445
0.6
3,665
Snam SpA
17,900
0.5
2,777  Terna - Rete Elettrica
Nazionale
23,416
0.7
663
UniCredit SpA
19,420
0.6
224,442
6.7
Japan : 23.8%
3,200
Asahi Kasei Corp.
24,267
0.7
500
Bridgestone Corp.
21,666
0.7
1,000  Central Japan Railway
Co.
24,993
0.7

PORTFOLIO OF INVESTMENTS
as of January 31, 2024 (Unaudited) (continued)

Voya International High
Dividend Low Volatility Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Japan (continued)
1,600  Chubu Electric Power
Co., Inc.
$ 20,756
0.6
500  Dai Nippon Printing Co.
Ltd.
14,470
0.4
900  Daiwa House Industry
Co. Ltd.
27,830
0.8
4  Daiwa House REIT
Investment Corp.
7,068
0.2
6,300
ENEOS Holdings, Inc.
25,443
0.8
600  Hankyu Hanshin
Holdings, Inc.
18,357
0.6
700
Honda Motor Co. Ltd.
7,825
0.2
1,100
Inpex Corp.
14,952
0.5
2,700
Japan Post Bank Co. Ltd.
28,080
0.8
1,300
Japan Tobacco, Inc.
34,265
1.0
1,500
JFE Holdings, Inc.
23,683
0.7
400
Kajima Corp.
7,139
0.2
300  Kansai Electric Power
Co., Inc.
4,093
0.1
1,200
Kirin Holdings Co. Ltd.
17,249
0.5
400  McDonald's Holdings Co.
Japan Ltd.
17,810
0.5
3,300  Mitsubishi Chemical
Group Corp.
19,898
0.6
700  MS&AD Insurance Group
Holdings, Inc.
28,906
0.9
100
Nintendo Co. Ltd.
5,587
0.2
14,300  Nippon Telegraph &
Telephone Corp.
17,957
0.5
200
Nitto Denko Corp.
16,591
0.5
200  Nomura Real Estate
Holdings, Inc.
5,473
0.2
2,100
Obayashi Corp.
19,439
0.6
5,300
Oji Holdings Corp.
20,722
0.6
900  Ono Pharmaceutical Co.
Ltd.
16,222
0.5
100
Oracle Corp. Japan
7,881
0.2
1,100
Osaka Gas Co. Ltd.
23,162
0.7
500
Otsuka Holdings Co. Ltd.
19,654
0.6
500
SCSK Corp.
9,817
0.3
300
Secom Co. Ltd.
21,774
0.7
1,100
Sekisui House Ltd.
24,832
0.7
600
Shimizu Corp.
4,016
0.1
1,700
SoftBank Corp.
22,586
0.7
1,300
Subaru Corp.
25,934
0.8
1,200  Sumitomo Mitsui Trust
Holdings, Inc.
24,592
0.7
1,300  Takeda Pharmaceutical
Co. Ltd.
38,208
1.1
500
Tobu Railway Co. Ltd.
13,242
0.4
300
Tokyu Corp.
3,520
0.1
500
TOPPAN Holdings, Inc.
13,782
0.4
1,600
Tosoh Corp.
20,631
0.6
900
USS Co. Ltd.
17,020
0.5
500
West Japan Railway Co.
20,825
0.6
802,217
23.8
Jordan : 0.4%
535  Hikma Pharmaceuticals
PLC
13,052
0.4
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Netherlands : 5.2%
1,521
(2)
ABN AMRO Bank NV
$ 22,385
0.7
498
ASR Nederland NV
23,469
0.7
73
Heineken Holding NV
6,125
0.2
1,178
ING Groep NV
16,738
0.5
791  Koninklijke Ahold Delhaize
NV
22,245
0.6
6,543
Koninklijke KPN NV
22,257
0.7
607
NN Group NV
24,880
0.7
574
OCI NV
16,396
0.5
149
Wolters Kluwer NV
21,965
0.6
176,460
5.2
New Zealand : 0.4%
586  Auckland International
Airport Ltd.
3,022
0.1
2,738
Spark New Zealand Ltd.
8,895
0.3
11,917
0.4
Norway : 1.0%
348
Aker BP ASA
9,237
0.3
1,279
DNB Bank ASA
24,863
0.7
34,100
1.0
Singapore : 0.5%
1,100  Oversea-Chinese Banking
Corp. Ltd.
10,522
0.3
1,900  Singapore Technologies
Engineering Ltd.
5,265
0.2
15,787
0.5
Spain : 4.5%
534  ACS Actividades de
Construccion y Servicios
SA
21,072
0.6
22
(2)
Aena SME SA
3,892
0.1
5,512
CaixaBank SA
23,503
0.7
820
Enagas SA
13,350
0.4
158
Endesa SA
3,130
0.1
639
Ferrovial SE
24,368
0.7
1,670
Iberdrola SA
20,108
0.6
106  Industria de Diseno Textil
SA
4,532
0.1
1,196
Red Electrica Corp. SA
19,902
0.6
686
Repsol SA
10,131
0.3
2,228
Telefonica SA
9,065
0.3
153,053
4.5
Switzerland : 10.5%
38
Baloise Holding AG, Reg
6,070
0.2
63  Banque Cantonale
Vaudoise
8,066
0.2
42
BKW AG
6,673
0.2
82
Helvetia Holding AG
11,843
0.4
468
Holcim AG
35,745
1.1
31  Kuehne + Nagel
International AG
10,505
0.3
1,068
Novartis AG, Reg
110,446
3.3
165
Roche Holding AG
46,978
1.4
161
Swiss Prime Site AG
16,307
0.5
220
Swiss Re AG
25,190
0.7
41
Swisscom AG, Reg
24,530
0.7

PORTFOLIO OF INVESTMENTS
as of January 31, 2024 (Unaudited) (continued)

Voya International High
Dividend Low Volatility Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Switzerland (continued)
99  Zurich Insurance Group
AG
$ 50,301
1.5
352,654
10.5
United Kingdom : 15.3%
4,427
Aviva PLC
24,165
0.7
1,356
BAE Systems PLC
20,200
0.6
10,774
BP PLC
62,924
1.9
1,496  British American Tobacco
PLC
44,107
1.3
2,138
Centrica PLC
3,742
0.1
2,831
GSK PLC
55,991
1.7
7,785
HSBC Holdings PLC
60,783
1.8
1,225
Imperial Brands PLC
29,406
0.9
6,409
M&G PLC
18,121
0.5
3,150
National Grid PLC
41,955
1.2
1,324
Pearson PLC
16,242
0.5
1,315  Phoenix Group Holdings
PLC
8,396
0.2
246  Reckitt Benckiser Group
PLC
17,786
0.5
465
RELX PLC
19,192
0.6
1,448
Sage Group PLC
21,558
0.6
1,691
Shell PLC
52,425
1.6
965
Smiths Group PLC
19,776
0.6
516,769
15.3
Total Common Stock
(Cost $3,114,138)
3,300,473
97.9
PREFERRED STOCK : 0.6%
Germany : 0.6%
252
Henkel AG & Co. KGaA
19,318
0.6
Total Preferred Stock
(Cost $19,412)
19,318
0.6
RIGHTS : 0.0%
Spain : 0.0%
534
(1)
ACS Actividades de
Construccion y Servicios
SA
245
0.0
Total Rights
(Cost $266)
245
0.0
Total Long-Term
Investments
(Cost $3,133,816)
3,320,036
98.5
Shares RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 0.3%
Mutual Funds : 0.3%
9,000
(3)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 5.210%
(Cost $9,000) $ 9,000 0.3
Total Short-Term
Investments
(Cost $9,000)
$ 9,000
0.3
Total Investments in
Securities
(Cost $3,142,816) $ 3,329,036 98.8
Assets in Excess of
Other Liabilities 41,674 1.2
Net Assets $ 3,370,710 100.0
(1)
Non-income producing security.
(2)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(3)
Rate shown is the 7-day yield as of January 31, 2024.
Sector Diversiﬁcation
Percentage
of Net Assets
Financials 26.7%
Industrials 14.9
Health Care 11.4
Materials 8.6
Energy 7.5
Utilities 6.9
Consumer Staples 6.7
Communication Services 6.0
Consumer Discretionary 5.5
Real Estate 3.1
Information Technology 1.2
Short-Term Investments 0.3
Assets in Excess of Other Liabilities 1.2
Net Assets 100.0%
Portfolio holdings are subject to change daily.

PORTFOLIO OF INVESTMENTS
as of January 31, 2024 (Unaudited) (continued)

Voya International High
Dividend Low Volatility Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of January 31, 2024 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs #
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
January 31, 2024
Asset Table
Investments, at fair value
Common Stock
Australia $ — $ 266,360 $ — $ 266,360
Austria — 10,209 — 10,209
Belgium 5,171 1,449 — 6,620
Denmark — 39,454 — 39,454
Finland — 37,733 — 37,733
France — 255,519 — 255,519
Germany — 210,664 — 210,664
Hong Kong 16,114 113,095 — 129,209
Ireland — 22,566 — 22,566
Israel — 21,688 — 21,688
Italy — 224,442 — 224,442
Japan — 802,217 — 802,217
Jordan — 13,052 — 13,052
Netherlands — 176,460 — 176,460
New Zealand 11,917 — — 11,917
Norway — 34,100 — 34,100
Singapore — 15,787 — 15,787
Spain — 153,053 — 153,053
Switzerland — 352,654 — 352,654
United Kingdom — 516,769 — 516,769
Total Common Stock 33,202 3,267,271 — 3,300,473
Preferred Stock — 19,318 — 19,318
Rights 245 — — 245
Short-Term Investments 9,000 — — 9,000
Total Investments, at fair value $ 42,447 $ 3,286,589 $ — $ 3,329,036
#
The earlier close of the foreign markets gives rise to the possibility that signiﬁcant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 263,867
Gross Unrealized Depreciation (77,647)
Net Unrealized Appreciation $ 186,220